SCHEDULE OF MILESTONES PAYMENT (Details)	12 Months Ended
Mar. 31, 2024 USD ($)
Phase I Human Clinical Trial [member]
IFRSStatementLineItems [Line Items]
Amount of licensed product or service	$ 300,000
Phase II Human Clinical Trial [member]
IFRSStatementLineItems [Line Items]
Amount of licensed product or service	600,000
Phase III Human Clinical Trial [member]
IFRSStatementLineItems [Line Items]
Amount of licensed product or service	$ 1,500,000